Dynamic Energy Fund (Prospectus Summary) | Dynamic Energy Fund
DYNAMIC ENERGY FUND
Investment Objective:
The investment objective of the Dynamic Energy Fund (the "Fund") is to seek long-term growth of capital.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you pay if you buy and hold Fund shares.
Shareholder Fees (fees paid directly from your investment) 0.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Dynamic Energy Fund		Class I Shares	Class II Shares
Management Fees		0.95%	0.95%
Shareholder Servicing Fee		none	0.25%
Other Expenses	[1]	2.34%	2.59%
Total Annual Fund Operating Expenses		3.29%	3.54%
Fee Waivers and Reimbursements	[2]	(2.04%)	(2.04%)
Total Annual Fund Operating Expenses After Fee Waiver		1.25%	1.50%
[1]	"Other Expenses" are estimated for the current fiscal year.
[2]	The investment adviser (the "Adviser") has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 1.25% for Class I Shares and 1.50% for Class II Shares until January 31, 2013. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class I Shares of the Fund and
$50,000 in Class II Shares of the Fund for the time periods indicated and that you sell your shares at the end of those periods.  The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in Class I Shares of the Fund and $50,000 in Class II Shares of the Fund would be:
Expense Example Dynamic Energy Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class I Shares	127	822	1,540	3,446
Class II Shares	763	4,481	8,308	18,375

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the
Fund's performance.
Principal Investment Strategy:
The Fund invests, under normal market conditions, at least 80% of its assets in securities of energy and alternative energy companies.  Energy and alternative energy companies are those involved primarily in the exploration, research, development, production and distribution of a broad range of non-renewable and renewable energy sources.  The Fund may invest in U.S., Canadian and other foreign companies of any size, including small and mid capitalization companies, in order to achieve its objective.

To achieve its investment objective, the Fund's portfolio manager seeks to identify and make investments in well positioned companies involved in a broad range of energy and alternative energy activities.  These businesses may be involved in the exploration, research, development, production and distribution of commodities including, but not limited to, fossil fuels, coal and uranium.
Companies in which the Fund invests may also be involved in the development and distribution of products and services of traditional and alternative sources of power, including solar, wind and water.  The Fund may invest in equity securities and master limited partnerships ("MLPs") and may, to the extent permitted by applicable law, also invest in Canadian income trusts.  An income trust is an equity investment vehicle designed to distribute cash flow from an underlying business to investors.  Canadian income trusts focused in the oil or gas industry are commonly referred to as energy income trusts or oil and gas royalty trusts.  Canadian income trusts focused on activities in the power generation or distribution, water and pipeline industries are commonly referred to as utility income trusts.

Techniques such as fundamental analysis may be used to assess growth and value potential.  In conducting fundamental analysis of companies, MLPs and income trusts that are being considered for purchase by the Fund, the management team evaluates the financial condition and management of a company, its industry and the overall economy.  As part of this evaluation, GCIC US Ltd. (the
"Sub-Adviser") may:

o  analyze financial data and other information sources;

o  assess the quality of management; and

o  conduct company interviews, where possible.

The Sub-Adviser may initiate options positions and option/stock combination strategies (eg. covered calls) in the Fund.  While the primary use of the option positions will be to generate additional income in the Fund, the option positions may also allow the portfolio manager to purchase or sell the underlying stock at what the Sub-Adviser believes to be a fundamentally attractive price.  More specifically, the Fund may write covered call options on a security in order to collect the related premium on the call option and establish a sale price for the related security that the Sub-Adviser believes to be attractive.  The Fund may also write put options on a security in order to collect the related premium on the put option and acquire the related security at a price the Sub-Adviser believes to be attractive.
Principal Risks of Investing in the Fund:
Since it purchases equity securities, income trust and MLP units that trade on stock exchanges, the Fund is subject to the risk that equity security, income trust and MLP unit prices will fall over short or extended periods of time.
Price volatility is the principal risk of investing in the Fund.  You could lose all or some of your investment in the Fund.  In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of bankruptcy.

Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers.  In addition, investments in foreign securities are generally denominated in foreign currency.  As a result, changes in the value of those currencies compared to the
U.S. dollar may affect the value of the Fund's investments.

The Fund is also subject to the risk that its primary market segment, investments in securities of companies involved in energy and alternative energy activities, may underperform other market segments or the equity markets as a whole.  Moreover, the Sub-Adviser's investment approach may be contrary to general investment opinion at times or otherwise fail to produce the desired result, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to select stocks.

The small and mid capitalization companies, MLPs and income trusts the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies.  In particular, these small and mid cap companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.  Therefore, small and mid cap stocks may be more volatile than those of larger companies.  These securities may be traded over-the-counter or listed on an exchange.

The Fund's securities may go up or down in value depending on changes in the
Canadian stock market, on the relative exchange rates of the U.S. dollar and the
Canadian dollar, U.S. and Canadian political and economic developments, and U.S.
and Canadian laws relating to investments in Canada. Canadian securities may also be less liquid, more volatile and harder to value than U.S. securities. The
Canadian economy is highly dependent on the demand for, and supply and price of, natural resources. The Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources.  There is a risk that any changes in these sectors could have an adverse impact on the
Canadian economy.

The risks of investing in MLPs are generally those involved in investing in a partnership as opposed to a corporation.  Accordingly, there may be fewer protections afforded to investors in an MLP than investors in a corporation.
However, MLP investors typically have no personal liability, similar to a corporation's shareholders.  MLPs allow for pass-through income, meaning that they are not subject to corporate income taxes.  Instead, owners of an MLP are personally responsible for paying taxes on their allocable portion of the MLP's income, gains, losses, and deductions whether or not they receive cash distributions.  MLPs make distributions that are generally paid out on a quarterly basis.  Some distributions received by the Fund with respect to its investments in MLPs may, if distributed by the Fund, be treated as a return of capital for federal income tax purposes because of accelerated deductions available with respect to the activities of such MLPs and the MLPs' distribution policies.  Investments in units of MLPs involve risks that differ from investments in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP's general partner, cash flow risks, dilution risks and risks related to the general partner's limited call right.  MLPs are generally engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources.  As a result, MLPs will be susceptible to adverse economic or regulatory occurrences affecting these sectors.

Even a small investment in derivative contracts can have a big impact on the
Fund's stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing.  Writing put and call options is a highly specialized activity and entails greater than ordinary investment risks. The successful use of options depends in part on the ability of the Sub-Adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets.  The Fund may write covered call options on a security in order to collect the related premium on the call option and establish a sale price for the related security owned by the Fund that the Sub-Adviser believes to be attractive.  By writing covered call options on equity securities, the Fund gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written covered call options, but continues to bear the risk of declines in the value of its common stock portfolio. The Fund may write put options on a security in order to collect the related premium on the put option and to acquire the related security at a price the Sub-Adviser believes to be attractive.  The Fund bears the risk that the price of the security will fall significantly below the exercise price of the put option and the Fund will be required to acquire the related stock at a price that is less than attractive.  The Fund will receive a premium from writing a covered call or put option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

During periods of low interest rates, Canadian income trusts may achieve higher yields compared with cash investments.  During periods of high interest rates, the opposite may be true.  Income trusts may experience losses during periods of both low and high interest rates.  In certain jurisdictions where limited liability legislation for income trusts has not been enacted, there is a remote risk that where claims against an income trust are not satisfied by that trust, investors in that trust could be held liable for any outstanding obligations.

The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing with a focus on global stocks of companies involved in energy, alternative energy or related activities.
Performance Information:
The bar chart and performance table have been omitted because the Fund has not commenced operations.  The Fund intends to compare its performance to the Morgan
Stanley Capital International World Energy Index (MSCI
World Energy Index).